Property, Plant and Equipment (Details) - Schedule of property, plant and equipment ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of property, plant and equipment [Abstract]
Building	¥ 12,317		¥ 12,317
Office equipment, furniture and fixtures	134,625		131,878
Motor vehicles	11,701		11,228
Leasehold improvements	29,110		24,386
Total	187,753		179,809
Less: Accumulated depreciation	(150,975)		(139,003)
Property, plant and equipment, net	¥ 36,778	$ 5,637	¥ 40,806